Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

From time to time, the Company is involved in lawsuits, claims, investigations and proceedings that arise in the ordinary course of business. The Company maintains insurance to mitigate losses related to certain risks. The Company is not a named party in any other pending or threatened litigation that we expect to have a material adverse impact on our business, results of operations, financial condition or cash flows.